Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	CRESUD INC
Entity Central Index Key	0001034957
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	Yes
Entity File Number	001-29190
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	501,642,804
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Incorporation State Country Code	C1
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false